Tradr 2X Long QBTS Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$43,436,127
TOTAL NET ASSETS — 100.0%	$43,436,127

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	D-Wave Quantum, Inc.	Receive	10.58% (OBFR01* + 625bps)	At Maturity	7/22/2026	$7,643,880	$-	$(274,913)
Marex	D-Wave Quantum, Inc.	Receive	10.58% (OBFR01* + 625bps)	At Maturity	5/25/2026	76,719,546	-	2,936,551
TOTAL EQUITY SWAP CONTRACTS								$2,661,638

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.